Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2020
Prospectus Date	rr_ProspectusDate	Nov. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Akre Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AKRE FOCUS FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AKRE FOCUS FUND
Retail Class: AKREX
Institutional Class: AKRIX
Supra Institutional Class: AKRSX

Supplement dated May 15, 2020 to the
Statutory Prospectus dated November 28, 2019

1.
The relevant information under the section entitled “Investment Objective, Principal Investment Strategies, and Risks – Principal Risks of Investing in the Fund” on page 3, of the Fund’s Statutory Prospectus is deleted and replaced with the following:

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Changes in government regulations may adversely affect the value of a security. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this supplement for your reference.
Akre Focus Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKREX
Akre Focus Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKRIX
Akre Focus Fund | Supra Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKRSX